Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 10,858	$ 6,929	$ 5,013
Accounts receivable	44,035	40,971
Accounts payable	1,656	1,724
Other accrued liabilities	41,382	33,467
Class B Series Two and Three share liability	9,951	7,615
Long-term debt (including portion due within one year)	274,098	220,244
Conversion right on 6.25% Convertible Debentures	236	954
Derivative financial instrument	83	820
Other long term liabilities	15,431	12,641
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 342,837	$ 277,465